Summary of Significant Accounting Policies - Schedule of Fair Value of the Overallotment Liability (Detail)		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2022 yr $ / shares	Mar. 31, 2023 $ / shares yr	Dec. 31, 2021 yr $ / shares
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		4.38	4.4
Risk-free interest rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input				0.72
Risk-free interest rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input				0.44
Risk-free interest rate [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability measurement input	0.05	0.05
Dividend rate [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability measurement input	0	0
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		55.1	73.4
Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input				60.5
Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input				48.9
Volatility [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability measurement input	5	5
Expected life (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.04	0.5
Expected life (in years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input				3.48
Expected life (in years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input				0.71
Expected life (in years) [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability term	1 month 6 days	1 month 13 days
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input | $ / shares		0.16	0.16	0.13
Measurement Input Probability of Qualified Financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		50	50	60
Measurement Input Probability of a Change in Control Event [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		10	10	10